Share-Based Compensation (Tables)	12 Months Ended
Feb. 28, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Classification of Share-Based Compensation Expenses

The following table presents the classification of the Group’s share-based compensation expenses:

	For the year ended
	February 29, 2016	February 28, 2017	February 28, 2018
	RMB	RMB	RMB	USD
General and administrative expenses	942	2,178	21,367	3,377
Sales and marketing expenses	—	1,185	2,103	332
Total	942	3,363	23,470	3,709

Schedule of Assumptions to Estimate Fair Value of Options at Date of Granted Using Binomial Option Pricing Model

The Group uses the Binomial option pricing model and the following assumptions to estimate the fair value of the options at the date of granted:

	As at
	July 1,	July 1,	March 27,
	2015	2016	2017
Average risk-free rate of interest	2.4%	1.5%	2.4%
Estimated volatility rate	55.0%	54.0%	53.0%
Dividend yield	0%	0%	0%
Exercise multiples	2.20~2.80	2.20~2.80	2.20~2.80
Fair value per ordinary share(RMB)	9.03	44.55	85.42

Summary of Aggregate Options Activity and Information Regarding Options Outstanding

A summary of the aggregate option activity and information regarding options outstanding as of February 28, 2018 is as follows:

		Weighted	Weighted Average	Aggregate
	Number of Options (in 000s)	Average Exercise Price	Remaining Contract Life	Intrinsic Value
		RMB	Years	RMB
Options outstanding on March 1, 2017	1,505	10.79	8.64	111,788
Granted	1,110	10.32	10.00	—
Forfeited	(15)	10.67	7.92	—
Expired	—	—	—	—
Exercised	—	—	—	—
Options outstanding on February 28, 2018	2,600	10.59	8.26	234,833
Options vested or expected to vest on February 28, 2018	2,600	10.59	8.26	234,833
Options exercisable on February 28, 2018	663	10.74	7.54	59,837